Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

6. Derivative Instruments and Hedging Activities

The Company uses derivative instruments to mitigate volatility in commodity prices. While the use of these instruments limits the downside risk of adverse price changes, their use may also limit future revenues from favorable price changes. Depending on changes in oil and gas futures markets and management’s view of underlying supply and demand trends, we may increase or decrease our hedging positions.

The following tables summarize our hedging positions as of December 31, 2016 and 2015:

Hedging Positions

	December 31, 2016
				Weighted	Final
		Low	High	Average	Expiration
Oil swaps	Exercise price	$43.65	$86.85	$64.49	June 2019
	Offset exercise price	$42.00	$49.00	$47.14
	Net barrels per month	—	148,000	87,233
Natural gas swaps	Exercise price	$2.78	$4.67	$3.65	June 2019
	Offset exercise price	$2.75	$3.02	$2.83
	Net mmbtu per month	—	1,470,000	1,024,000
Natural gas liquids swaps	Exercise price	$18.06	$72.52	$24.60	December 2017
	Barrels per month	110,000	121,000	114,833
Oil collars	Puts (floors)	$45.00	$50.00	$48.52	December 2019
	Calls (ceilings)	$56.60	$61.00	$59.64
	Net barrels per month	65,000	73,000	67,500
Natural gas collars	Puts (floors)	$2.55	$2.55	$2.55	December 2019
	Calls (ceilings)	$3.08	$3.41	$3.19
	Net barrels per month	950,000	1,050,000	990,833

	December 31, 2015
				Weighted	Final
		Low	High	Average	Expiration
Oil swaps	Exercise price	$54.53	$100.87	$79.16	June 2019
	Barrels per month	54,000	194,000	97,119
Natural gas swaps	Exercise price	$3.22	$6.45	$4.25	June 2019
	mmbtu per month	700,000	1,640,000	1,042,857
Natural gas basis swaps	Contract differential	$(0.39)	$(0.11)	$(0.18)	December 2016
	mmbtu per month	1,190,000	1,730,000	1,360,833
Natural gas liquids swaps	Exercise price	$8.90	$95.24	$32.62	December 2017
	Barrels per month	2,000	112,000	51,792

The Company recognized net losses on derivative instruments of $51.3 million for the year ended December 31, 2016. The Company recognized net gains on derivative instruments of $158.8 million and $189.6 million for the years ended December 31, 2015 and 2014, respectively.

The Company routinely enters into oil and natural gas swap contracts as seller, thus resulting in a fixed price. In early 2016, the Company realized certain mark-to-market gains associated with oil and natural gas hedges the Company had in place for years 2018 and 2019. The gains were effectively realized by purchasing, as opposed to selling, oil and natural gas swap contracts for the equal volume that was associated with the initial hedge transaction. Therefore, as prices fluctuate, the loss (or gain) on any single contract in 2018 and 2019 will be offset by an equal gain (or loss). This essentially leaves the underlying production open to fluctuations in market prices. Based on current contract terms, the gains will be recognized as the hedge contracts mature in 2018 and 2019. Information related to these purchased oil and natural gas swap contracts is presented in the table above as the “offset exercise price”, and the volumes in the table above are presented “net” of such purchased oil and natural gas swap contracts.

Offsetting Assets and Liabilities

As of December 31, 2016, the counterparties to our commodity derivative contracts consisted of six financial institutions. All of our counterparties or their affiliates are also lenders under the Revolver. We are not generally required to post additional collateral under our derivative agreements.

Our derivative agreements contain set-off provisions that state that in the event of default or early termination, any obligation owed by the defaulting party may be offset against any obligation owed to the defaulting party.

The following table presents information about our commodity derivative contracts that are netted on our Consolidated Balance Sheet as of December 31, 2016 and 2015:

			Net Amounts
		Gross	of Assets /	Gross Amounts
	Gross Amounts	Amounts	Liabilities	Not
	of Recognized	Offset in the	Presented in	Offset in the
	Assets /	Balance	the Balance	Balance
(in thousands of dollars)	Liabilities	Sheet	Sheet	Sheet	Net Amount
December 31, 2016
Commodity derivative contracts
Assets	$79,649	$(20,805)	$58,844	$—	$58,844
Liabilities	(36,664)	20,805	(15,859)	—	(15,859)
December 31, 2015
Commodity derivative contracts
Assets	$218,036	$(527)	$217,509	$—	$217,509
Liabilities	(538)	527	(11)	—	(11)